Fair Value Measurements - Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis (Details) (10-K) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profits interest		$ 1,971
Embedded put option	$ 389	376
Warrant Liability	$ 15,987
Fair Value, Inputs, Level 1 [Member]
Total Derivative Liability
Profits interest
Embedded put option
Warrant Liability
Total Financial Liabilities at Fair Value
Fair Value, Inputs, Level 1 [Member] | Convertible Notes [Member]
Total Derivative Liability
Fair Value, Inputs, Level 1 [Member] | Related Party Convertible Notes [Member]
Total Derivative Liability
Fair Value, Inputs, Level 2 [Member]
Total Derivative Liability
Profits interest
Embedded put option
Warrant Liability
Total Financial Liabilities at Fair Value
Fair Value, Inputs, Level 2 [Member] | Convertible Notes [Member]
Total Derivative Liability
Fair Value, Inputs, Level 2 [Member] | Related Party Convertible Notes [Member]
Total Derivative Liability
Fair Value, Inputs, Level 3 [Member]
Total Derivative Liability			1,018
Profits interest		1,971
Embedded put option		376
Warrant Liability		24	4,528
Total Financial Liabilities at Fair Value		3,574	5,546
Fair Value, Inputs, Level 3 [Member] | Convertible Notes [Member]
Total Derivative Liability		$ 1,203	469
Fair Value, Inputs, Level 3 [Member] | Related Party Convertible Notes [Member]
Total Derivative Liability			$ 549